Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2019 [1]	Dec. 31, 2018 [2]	Jun. 30, 2018
Assets
Cash and cash equivalents	$ 5,290	$ 3,753	$ 11,601
Restricted deposits	31	21	20
Trade receivables	1,174	1,313	628
Other receivables	573	570	653
Inventory	3,967	3,116	2,488
Total current assets	11,035	8,773	15,390
Restricted deposits	351	347	329
Property plant and equipment, net	5,350	5,200	5,248
Right of use asset	1,640
Intangible assets	5,597	5,983	6,369
Total non-current assets	12,938	11,530	11,946
Total assets	23,973	20,303	27,336
Liabilities
Trade payables	819	1,414	1,162
Other payables	3,153	2,178	1,929
Total current liabilities	3,972	3,592	3,091
Liability in respect of government grants	867	895	934
Lease liability	1,273
Liability in respect of warrants and rights to purchase	2,804
Other long-term liabilities		244	272
Total non-current liabilities	4,944	1,139	1,206
Total liabilities	8,916	4,731	4,297
Equity
Share capital	5,559	3,291	3,291
Share premium and capital reserves	63,850	63,969	63,841	[3]
Treasury shares	(1,509)	(1,509)	(1,509)
Presentation currency translation reserve	1,431	1,431	1,431
Accumulated loss	(54,274)	(51,610)	(44,015)
Total equity	15,057	15,572	23,039	[3]
Total liabilities and equity	$ 23,973	$ 20,303	$ 27,336

[1]	As from January 1, 2019, the Group applies IFRS 16, see note 3A.
[2]	The December 31, 2018 balances were derived from the Company's audited annual financial statements.
[3]	Reclassified, See note 2.C